Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 1.5%
16,924	(1)	Frontier Communications Parent, Inc.	$396,529	0.1
67,728	(1)	Iridium Communications, Inc.	3,005,092	0.7
11,664	(1)	Live Nation Entertainment, Inc.	886,931	0.2
2,647		Nexstar Media Group, Inc.	441,652	0.1
37,778		TEGNA, Inc.	781,249	0.2
15,125	(1)	TripAdvisor, Inc.	333,960	0.1
5,834	(1)	Ziff Davis, Inc.	399,512	0.1
			6,244,925	1.5

		Consumer Discretionary: 13.8%
33,001		ADT, Inc.	247,177	0.0
23,857	(1)	Autonation, Inc.	2,430,313	0.6
325	(1)	Autozone, Inc.	696,127	0.2
12,469		BorgWarner, Inc.	391,527	0.1
45,910		Boyd Gaming Corp.	2,187,611	0.5
27,371		Brunswick Corp.	1,791,432	0.4
5,924	(1)	Carmax, Inc.	391,102	0.1
28,819	(1)	CROCS, Inc.	1,978,713	0.5
106,465		Dana, Inc.	1,216,895	0.3
6,647	(1)	Deckers Outdoor Corp.	2,077,919	0.5
27,966	(2)	Dick's Sporting Goods, Inc.	2,926,362	0.7
2,050	(1)	Five Below, Inc.	282,223	0.1
32,815	(1),(2)	GameStop Corp.	824,641	0.2
102,001		Gentex Corp.	2,431,704	0.6
11,661		Genuine Parts Co.	1,741,220	0.4
111,807	(1)	Goodyear Tire & Rubber Co.	1,128,133	0.3
55,270		Harley-Davidson, Inc.	1,927,818	0.4
26,284		Kohl's Corp.	661,043	0.1
14,595		Lear Corp.	1,746,876	0.4
5,838		Lennar Corp. - Class A	435,223	0.1
3,275		Lithia Motors, Inc.	702,651	0.2
28,875		LKQ Corp.	1,361,456	0.3
1,602	(1)	Lululemon Athletica, Inc.	447,855	0.1
72,366	(2)	Macy's, Inc.	1,133,975	0.3
16,267		Marriott Vacations Worldwide Corp.	1,982,297	0.5
65,837	(1)	Mattel, Inc.	1,246,953	0.3
11,570		MGM Resorts International	343,860	0.1
19,414	(2)	Nordstrom, Inc.	324,796	0.1
5,333	(1)	Ollie's Bargain Outlet Holdings, Inc.	275,183	0.1
54,751	(1)	Penn Entertainment, Inc.	1,506,200	0.3
2,686		Penske Auto Group, Inc.	264,383	0.1
24,942		PVH Corp.	1,117,402	0.3
32,619	(1)	Scientific Games Corp.	1,398,703	0.3
39,980		Service Corp. International	2,308,445	0.5
86,731	(1)	Taylor Morrison Home Corp.	2,022,567	0.5
44,054		Tempur Sealy International, Inc.	1,063,464	0.2
5,823		Thor Industries, Inc.	407,494	0.1
18,603		Toll Brothers, Inc.	781,326	0.2
5,958	(1)	TopBuild Corp.	981,759	0.2
49,208		Travel + Leisure Co.	1,678,977	0.4
188,683	(1)	Under Armour, Inc. - Class A	1,254,742	0.3
10,728	(1)	Victoria's Secret & Co.	312,399	0.1
110,789		Wendy's Company	2,070,646	0.5
18,640		Williams-Sonoma, Inc.	2,196,724	0.5
2,409		Wingstop, Inc.	302,137	0.1
37,389		Wyndham Hotels & Resorts, Inc.	2,293,815	0.5
33,047	(1)	YETI Holdings, Inc.	942,500	0.2
			58,236,768	13.8

		Consumer Staples: 3.8%
53,041	(1)	BellRing Brands, Inc.	1,093,175	0.3
21,597	(1)	BJ's Wholesale Club Holdings, Inc.	1,572,478	0.4
3,411	(1)	Boston Beer Co., Inc.	1,103,970	0.3
5,505	(1)	Celsius Holdings, Inc.	499,193	0.1
2,600		Coca-Cola Consolidated, Inc.	1,070,498	0.2
33,539	(1)	Darling Ingredients, Inc.	2,218,605	0.5
121,153		Flowers Foods, Inc.	2,991,268	0.7
42,225		Nu Skin Enterprises, Inc.	1,409,048	0.3
36,770	(1)	Performance Food Group Co.	1,579,271	0.4
18,250	(1)	Post Holdings, Inc.	1,494,858	0.4
13,866		Tyson Foods, Inc.	914,185	0.2
			15,946,549	3.8

		Energy: 4.3%
45,396		Baker Hughes Co.	951,500	0.2
15,249		ChampionX Corp.	298,423	0.1
6,724		Cheniere Energy, Inc.	1,115,579	0.3
97,259	(1)	CNX Resources Corp.	1,510,432	0.4
9,097		Devon Energy Corp.	547,003	0.1
4,060		Diamondback Energy, Inc.	489,067	0.1
47,431		EQT Corp.	1,932,813	0.5
185,742		Equitrans Midstream Corp.	1,389,350	0.3
25,222		Halliburton Co.	620,966	0.1
19,526		HF Sinclair Corp.	1,051,280	0.2
22,613		Matador Resources Co.	1,106,228	0.3
65,569		Range Resources Corp.	1,656,273	0.4
191,653	(1)	Southwestern Energy Co.	1,172,916	0.3
71,485		Targa Resources Corp.	4,313,405	1.0
			18,155,235	4.3

		Financials: 16.0%
3,123		Affiliated Managers Group, Inc.	349,308	0.1
6,520		American Financial Group, Inc.	801,504	0.2
3,783		Ameriprise Financial, Inc.	953,127	0.2
135,502		Annaly Capital Management, Inc.	2,325,214	0.6
4,606		Ares Management Corp.	285,342	0.1
46,121		Bank OZK	1,824,547	0.4
29,196		Citizens Financial Group, Inc.	1,003,175	0.2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
78,388		CNO Financial Group, Inc.	$1,408,632	0.3
47,581		Commerce Bancshares, Inc.	3,147,959	0.7
51,048		East West Bancorp, Inc.	3,427,363	0.8
69,882		Essent Group Ltd.	2,436,785	0.6
11,344		Evercore, Inc.	933,044	0.2
976		Everest Re Group Ltd.	256,141	0.1
42,618		First American Financial Corp.	1,964,690	0.5
210,516		FNB Corp.	2,441,986	0.6
67,704		Hancock Whitney Corp.	3,101,520	0.7
22,670		Hanover Insurance Group, Inc.	2,904,934	0.7
13,908		Hartford Financial Services Group, Inc.	861,462	0.2
38,731		International Bancshares Corp.	1,646,067	0.4
67,633		Invesco Ltd.	926,572	0.2
90,373		Jefferies Financial Group, Inc.	2,666,003	0.6
4,612		Lincoln National Corp.	202,513	0.0
22,960		Loews Corp.	1,144,326	0.3
216,391		MGIC Investment Corp.	2,774,133	0.7
86,556		Navient Corp.	1,271,508	0.3
249,450	(2)	New York Community Bancorp., Inc.	2,127,808	0.5
165,254		Old Republic International Corp.	3,458,766	0.8
9,677		Popular, Inc.	697,325	0.2
33,290		Prosperity Bancshares, Inc.	2,219,777	0.5
23,719		Reinsurance Group of America, Inc.	2,984,087	0.7
97,558		Rithm Capital Corp.	714,125	0.2
49,048		Starwood Property Trust, Inc.	893,655	0.2
37,786		Stifel Financial Corp.	1,961,471	0.5
21,530		Synovus Financial Corp.	807,590	0.2
30,459		UMB Financial Corp.	2,567,389	0.6
84,508		Unum Group	3,278,910	0.8
52,667		Washington Federal, Inc.	1,578,957	0.4
2,136		Willis Towers Watson PLC	429,208	0.1
32,788		Wintrust Financial Corp.	2,673,861	0.6
			67,450,784	16.0

		Health Care: 10.4%
11,863		Agilent Technologies, Inc.	1,441,948	0.3
7,479	(1)	Amedisys, Inc.	723,892	0.2
24,862		Bruker Corp.	1,319,178	0.3
15,512		Cardinal Health, Inc.	1,034,340	0.2
7,889	(1),(2)	Doximity, Inc.	238,406	0.1
20,534	(1)	Envista Holdings Corp.	673,721	0.2
111,912	(1)	Exelixis, Inc.	1,754,780	0.4
36,456	(1)	Globus Medical, Inc.	2,171,684	0.5
40,596	(1)	Halozyme Therapeutics, Inc.	1,605,166	0.4
19,400	(1)	Hologic, Inc.	1,251,688	0.3
17,559	(1)	Inari Medical, Inc.	1,275,486	0.3
1,087	(1)	IQVIA Holdings, Inc.	196,899	0.0
19,543	(1)	Jazz Pharmaceuticals PLC	2,604,887	0.6
5,172		Laboratory Corp. of America Holdings	1,059,277	0.3
12,268	(1)	LivaNova PLC	622,846	0.1
2,062	(1)	Masimo Corp.	291,072	0.1
11,266	(1)	Medpace Holdings, Inc.	1,770,677	0.4
322	(1)	Mettler Toledo International, Inc.	349,087	0.1
6,586	(1)	Molina Healthcare, Inc.	2,172,326	0.5
48,586	(1)	Neogen Corp.	678,746	0.2
28,219	(1)	Neurocrine Biosciences, Inc.	2,997,140	0.7
20,826	(1)	NuVasive, Inc.	912,387	0.2
34,203	(1)	Option Care Health, Inc.	1,076,368	0.3
63,900		Patterson Cos., Inc.	1,534,878	0.4
7,005		Perrigo Co. PLC	249,798	0.1
29,335	(1)	Progyny, Inc.	1,087,155	0.3
14,152	(1)	QuidelOrtho Corp.	1,011,585	0.2
1,748	(1)	Repligen Corp.	327,068	0.1
4,465	(1)	Seagen, Inc.	610,946	0.1
11,244	(1)	Shockwave Medical, Inc.	3,126,619	0.7
20,791	(1)	Staar Surgical Co.	1,466,805	0.3
18,963	(1)	Syneos Health, Inc.	894,106	0.2
32,911	(1)	Tandem Diabetes Care, Inc.	1,574,791	0.4
9,610	(1)	Tenet Healthcare Corp.	495,684	0.1
9,089	(1)	United Therapeutics Corp.	1,903,055	0.5
6,873	(1)	Veeva Systems, Inc.	1,133,220	0.3
			43,637,711	10.4

		Industrials: 17.8%
17,543		Acuity Brands, Inc.	2,762,496	0.7
61,732		AECOM	4,220,617	1.0
13,415		AGCO Corp.	1,290,121	0.3
15,073		AO Smith Corp.	732,246	0.2
18,687	(1)	ASGN, Inc.	1,688,744	0.4
8,826	(1)	Avis Budget Group, Inc.	1,310,308	0.3
51,928	(1)	Builders FirstSource, Inc.	3,059,598	0.7
1,400	(1)	CACI International, Inc.	365,484	0.1
4,205		Carlisle Cos., Inc.	1,179,124	0.3
2,378	(1)	Chart Industries, Inc.	438,384	0.1
17,724	(1)	Clean Harbors, Inc.	1,949,286	0.5
11,244	(1)	Copa Holdings S.A.- Class A	753,460	0.2
11,704	(1)	Copart, Inc.	1,245,306	0.3
6,536	(1)	CoStar Group, Inc.	455,232	0.1
33,579		Crane Holdings Co.	2,939,506	0.7
3,368		Curtiss-Wright Corp.	468,691	0.1
35,677		Dun & Bradstreet Holdings, Inc.	442,038	0.1
6,529		EnerSys	379,792	0.1
61,535		Flowserve Corp.	1,495,300	0.4
45,112	(1)	Fluor Corp.	1,122,838	0.3
24,899		Fortive Corp.	1,451,612	0.3
6,943	(1)	FTI Consulting, Inc.	1,150,525	0.3
5,601		Graco, Inc.	335,780	0.1
20,774	(1)	Hayward Holdings, Inc.	184,265	0.0
13,986		Hubbell, Inc.	3,118,878	0.7
21,414		Ingersoll Rand, Inc.	926,370	0.2
14,585		Insperity, Inc.	1,488,983	0.3
190,062	(1)	JetBlue Airways Corp.	1,260,111	0.3
7,575		KBR, Inc.	327,391	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
35,152		Knight-Swift Transportation Holdings, Inc.	$1,719,987	0.4
1,185		Lennox International, Inc.	263,864	0.1
12,259		Manpowergroup, Inc.	793,035	0.2
26,011	(1)	Mastec, Inc.	1,651,698	0.4
5,528	(1)	Middleby Corp.	708,524	0.2
74,096		nVent Electric PLC	2,342,175	0.6
42,487		Owens Corning, Inc.	3,339,903	0.8
2,712		Parker Hannifin Corp.	657,145	0.2
24,392		Pentair PLC	991,047	0.2
26,380		Regal Rexnord Corp.	3,702,697	0.9
12,204		Robert Half International, Inc.	933,606	0.2
1,981		Rockwell Automation, Inc.	426,133	0.1
19,520		Ryder System, Inc.	1,473,565	0.3
12,434	(1)	Saia, Inc.	2,362,460	0.6
6,037		Sensata Technologies Holding PLC	225,059	0.0
4,730		Snap-On, Inc.	952,386	0.2
7,832	(1)	Sunrun, Inc.	216,085	0.0
39,906		Terex Corp.	1,186,804	0.3
3,350		Tetra Tech, Inc.	430,576	0.1
16,263		Textron, Inc.	947,482	0.2
32,505		Timken Co.	1,919,095	0.5
11,450	(1)	Trex Co., Inc.	503,113	0.1
4,483	(1)	United Rentals, Inc.	1,210,948	0.3
66,868	(1)	Univar Solutions, Inc.	1,520,578	0.4
2,530		Verisk Analytics, Inc.	431,441	0.1
2,246		Watsco, Inc.	578,255	0.1
15,102		Watts Water Technologies, Inc.	1,898,774	0.4
10,799		Westinghouse Air Brake Technologies Corp.	878,499	0.2
7,719	(1)	WillScot Mobile Mini Holdings Corp.	311,307	0.1
22,963		Woodward, Inc.	1,843,010	0.4
			74,961,737	17.8

		Information Technology: 12.5%
68,790	(1)	ACI Worldwide, Inc.	1,437,711	0.3
6,725	(1)	Akamai Technologies, Inc.	540,152	0.1
26,718	(1)	Allegro MicroSystems, Inc.	583,788	0.1
16,181		Amdocs Ltd.	1,285,580	0.3
24,675	(1)	Arrow Electronics, Inc.	2,274,788	0.5
3,092	(1)	Aspen Technology, Inc.	736,514	0.2
54,554		Avnet, Inc.	1,970,491	0.5
5,715	(1)	Cadence Design Systems, Inc.	934,003	0.2
27,131	(1)	Calix, Inc.	1,658,789	0.4
34,858		Cognex Corp.	1,444,864	0.3
35,873	(1)	Coherent Corp.	1,250,174	0.3
4,883	(1)	Commvault Systems, Inc.	258,994	0.1
5,183		Concentrix Corp.	578,578	0.1
2,024	(1)	Crowdstrike Holdings, Inc.	333,575	0.1
58,207	(1)	Dropbox, Inc.	1,206,049	0.3
44,267	(1)	Dynatrace, Inc.	1,540,934	0.4
7,273	(1)	Envestnet, Inc.	322,921	0.1
697	(1)	EPAM Systems, Inc.	252,446	0.1
2,613	(1)	Euronet Worldwide, Inc.	197,961	0.1
6,345	(1)	F5, Inc.	918,312	0.2
1,422	(1)	Fair Isaac Corp.	585,878	0.1
10,063	(1)	First Solar, Inc.	1,331,033	0.3
84,808		Genpact Ltd.	3,712,046	0.9
1,931	(1)	HubSpot, Inc.	521,602	0.1
44,507		Juniper Networks, Inc.	1,162,523	0.3
6,067	(1)	Keysight Technologies, Inc.	954,703	0.2
53,801	(1)	Lattice Semiconductor Corp.	2,647,547	0.6
6,111	(1)	Lumentum Holdings, Inc.	419,031	0.1
17,694	(1)	MACOM Technology Solutions Holdings, Inc.	916,372	0.2
28,960		MAXIMUS, Inc.	1,675,915	0.4
11,631		MKS Instruments, Inc.	961,186	0.2
912	(1)	MongoDB, Inc.	181,087	0.0
2,366		Monolithic Power Systems, Inc.	859,804	0.2
47,239		National Instruments Corp.	1,782,800	0.4
45,366	(1)	Palantir Technologies, Inc.	368,826	0.1
2,328	(1)	Paycom Software, Inc.	768,217	0.2
11,848	(1)	Paylocity Holding Corp.	2,862,240	0.7
30,380	(1)	Pure Storage, Inc. - Class A	831,501	0.2
19,166	(1)	Qualys, Inc.	2,671,549	0.6
36,343	(1)	Semtech Corp.	1,068,848	0.3
12,547	(1)	Silicon Laboratories, Inc.	1,548,802	0.4
2,313	(1)	SiTime Corp.	182,103	0.1
1,707	(1)	SolarEdge Technologies, Inc.	395,102	0.1
5,567	(1)	Synaptics, Inc.	551,189	0.1
9,239		Teradyne, Inc.	694,311	0.2
22,817		Universal Display Corp.	2,152,784	0.5
6,264	(1)	Viasat, Inc.	189,361	0.1
8,821	(1)	Wolfspeed, Inc.	911,739	0.2
			52,634,723	12.5

		Materials: 6.4%
48,527		Alcoa Corp.	1,633,419	0.4
5,019		Aptargroup, Inc.	476,956	0.1
21,684		Ashland, Inc.	2,059,329	0.5
52,749		Avient Corp.	1,598,295	0.4
7,187	(1)	Berry Global Group, Inc.	334,411	0.1
7,810		Chemours Co.	192,516	0.0
48,185	(1),(2)	Cleveland-Cliffs, Inc.	649,052	0.1
6,385		DuPont de Nemours, Inc.	321,804	0.1
15,837		Eagle Materials, Inc.	1,697,410	0.4
33,889	(1)	Ingevity Corp.	2,054,690	0.5
34,132		Louisiana-Pacific Corp.	1,747,217	0.4
13,374		Olin Corp.	573,477	0.1
19,637		Reliance Steel & Aluminum Co.	3,424,889	0.8
26,714		Royal Gold, Inc.	2,506,307	0.6
13,659		RPM International, Inc.	1,137,931	0.3
20,774		Sealed Air Corp.	924,651	0.2
34,245		Steel Dynamics, Inc.	2,429,683	0.6
83,404		United States Steel Corp.	1,511,280	0.4
9,740		Valvoline, Inc.	246,812	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
45,558		WestRock Co.	$1,407,287	0.3
			26,927,416	6.4

		Real Estate: 7.5%
128,018		Brixmor Property Group, Inc.	2,364,492	0.6
14,159	(1)	CBRE Group, Inc.	955,874	0.2
40,425		Cousins Properties, Inc.	943,924	0.2
61,514		First Industrial Realty Trust, Inc.	2,756,442	0.7
84,001		Highwoods Properties, Inc.	2,264,667	0.5
27,239		Independence Realty Trust, Inc.	455,708	0.1
24,080		Iron Mountain, Inc.	1,058,798	0.2
17,409	(1)	Jones Lang LaSalle, Inc.	2,629,978	0.6
59,485		Kilroy Realty Corp.	2,504,913	0.6
39,050		Lamar Advertising Co.	3,221,235	0.8
16,572		Life Storage, Inc.	1,835,515	0.4
7,527		Mid-America Apartment Communities, Inc.	1,167,212	0.3
42,955		National Retail Properties, Inc.	1,712,186	0.4
34,097		National Storage Affiliates Trust	1,417,753	0.3
131,861		Physicians Realty Trust	1,983,189	0.5
4,215		Rexford Industrial Realty, Inc.	219,180	0.1
39,980		SL Green Realty Corp.	1,605,597	0.4
73,178		Spirit Realty Capital, Inc.	2,646,117	0.6
			31,742,780	7.5

		Utilities: 3.9%
12,580		Atmos Energy Corp.	1,281,273	0.3
18,118		Black Hills Corp.	1,227,132	0.3
9,068		Edison International	513,067	0.1
6,238		Essential Utilities, Inc.	258,128	0.1
10,748		Eversource Energy	837,914	0.2
54,147		National Fuel Gas Co.	3,332,748	0.8
20,554		New Jersey Resources Corp.	795,440	0.2
30,745		NiSource, Inc.	774,467	0.2
23,591		ONE Gas, Inc.	1,660,571	0.4
38,649		PPL Corp.	979,752	0.2
22,843		Southwest Gas Holdings, Inc.	1,593,299	0.4
95,139		UGI Corp.	3,075,844	0.7
			16,329,635	3.9

	Total Common Stock
	(Cost $444,893,344)		412,268,263	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Repurchase Agreements: 1.8%
2,283,700	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $2,284,272, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,329,374, due 11/01/22-08/20/72)	$2,283,700	0.6
1,721,686	(3)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,722,122, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,756,121, due 12/15/22-11/15/30)	1,721,686	0.4
1,669,453	(3)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,669,872, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,702,842, due 09/01/28-09/01/52)	1,669,453	0.4
1,721,686	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,722,116, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,756,120, due 08/15/25-08/20/52)	1,721,686	0.4

	Total Repurchase Agreements
	(Cost $7,396,525)		7,396,525	1.8

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
6,512,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $6,512,000)	$6,512,000	1.5

	Total Short-Term Investments
	(Cost $13,908,525)	13,908,525	3.3

	Total Investments in Securities (Cost $458,801,869)	$426,176,788	101.2
	Liabilities in Excess of Other Assets	(5,070,965)	(1.2)
	Net Assets	$421,105,823	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$412,268,263	$–	$–	$412,268,263
Short-Term Investments	6,512,000	7,396,525	–	13,908,525
Total Investments, at fair value	$418,780,263	$7,396,525	$–	$426,176,788
Liabilities Table
Other Financial Instruments+
Futures	$(528,158)	$–	$–	$(528,158)
Total Liabilities	$(528,158)	$–	$–	$(528,158)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	31	12/16/22	$6,845,420	$(528,158)
			$6,845,420	$(528,158)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $459,535,828.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$32,787,207
Gross Unrealized Depreciation	(66,674,405)

Net Unrealized Depreciation	$(33,887,198)